Selected cash flow information	12 Months Ended
Mar. 31, 2019
Cash Flow Statement [Abstract]
Selected cash flow information
Selected cash flow information
Cash and cash equivalents
Cash and cash equivalents consist of the following:

	2019	2018
	$	$
Cash	88.6	86.3
Cash equivalents	—	9.0
	88.6	95.3

Changes in non-cash operating items

	2019	2018	2017
	$	$	$
Trade receivables	3.4	(3.1)	7.7
Inventories	(87.3)	(39.5)	(6.0)
Other current assets	(10.3)	(5.6)	(3.2)
Accounts payable and accrued liabilities	(14.7)	41.5	15.6
Provisions	5.6	1.6	3.9
Deferred rent	3.3	2.3	2.1
Other	(0.7)	0.5	(0.2)
Change in non-cash operating items	(100.7)	(2.3)	19.9

Changes in liabilities and equity arising from financing activities

	Revolving facility	Term loan	Share capital
	$	$	$
Balance as at March 31, 2018 (1)	(1.7)	137.1	106.1
Cash flows:
Exercise of stock options	—	—	3.1
Non-cash items:
Issuance of shares in business combination (note 5)	—	—	1.5
Amortization of debt costs
Discount	—	0.9	—
Embedded derivative	—	0.2	—
Interest rate modification	—	1.2	—
Deferred financing costs	0.5	0.3	—
Unrealized foreign exchange loss	—	5.5	—
Contributed surplus on exercise of stock options	—	—	1.9
Balance as at March 31, 2019 (1)	(1.2)	145.2	112.6
(1) Deferred financing charges on the revolving facility are included in other long-term liabilities.

	Revolving facility	Term loan	Accrued liabilities	Share capital
	$	$		$
Balance as at March 31, 2017	6.6	139.4	4.3	103.3
Cash flows:
Borrowings on revolving facility	(8.9)	—	—	—
Deferred financing fees on term loan	—	(0.3)	—	—
Original issue discount on term loan paid	—	—	(4.4)	—
Exercise of stock options	—	—	—	1.2
Realized foreign exchange gain	—	—	0.1	—
Non-cash items:
Amortization of debt costs
Discount	—	0.9	—	—
Embedded derivative	—	0.2	—	—
Interest rate modification	—	1.2	—	—
Deferred financing costs	0.6	0.3	—	—
Unrealized foreign exchange gain	—	(4.6)	—	—
Contributed surplus on exercise of stock options	—	—	—	1.6
Balance as at March 31, 2018 (1)	(1.7)	137.1	—	106.1
(1) Deferred financing charges on the revolving facility are included in other long-term liabilities.